S-K 1603(c) Fiduciary Duties to Other Companies	Dec. 05, 2025
Fiduciary Duties To Other Companies Spac Officers And Directors Line Items
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Conflicts of InterestUnder Cayman Islands law, directors and officers owe the following fiduciary duties:duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;duty to not improperly fetter the exercise of future discretion;duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; andduty to exercise independent judgment.In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Joseph Hernandez	Blue Water Venture Partners, LLC	investment firm	Founder and Senior Managing Partner
	Perseus Therapeutics, Inc.	biopharmaceutical company	Chairman and Founder
Martha F. Ross	CFO, COO and BPI Consulting	business consulting	Chief Financial Officer
Timothy N. Coulson	University of Oxford	university	Professor
Trevor L. Hawkins	Genomtec S.A.	molecular diagnostics company	Supervisory Board member
	Resistell AG	medical technology company	Director
	Noscendo GmbH	biotechnology company	Science Advisory Board member
	lifespin GmbH	medical diagnostics company	Science Advisory Board member
	GreyBird Ventures LLC	venture capital firm	Operating Advisor
Laurent D. Hermouet	Athyrium Capital Management LP	asset management company	Partner